Long-term debt - Principal Outstanding (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Principal outstanding	$ 741,721
2029 Notes
Debt Instrument [Line Items]
Annual interest rate	6.125%
Principal outstanding	$ 337,200	$ 0
2027 Notes
Debt Instrument [Line Items]
Annual interest rate	5.875%
Principal outstanding	$ 381,265	535,986
2023 Notes
Debt Instrument [Line Items]
Annual interest rate	6.625%
Principal outstanding	$ 18,224	$ 201,763